Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 11.5%
13,833	(1)	Alphabet, Inc. - Class A	$36,982,802	4.1
82,463	(1)	Altice USA, Inc.	1,708,633	0.2
8,692	(1)	Charter Communications, Inc.	6,323,951	0.7
108,364		Comcast Corp. – Class A	6,060,799	0.7
31,403		Electronic Arts, Inc.	4,467,077	0.5
68,619	(1)	Facebook, Inc.- Class A	23,288,602	2.6
23,321		Fox Corp. - Class A	935,405	0.1
58,747	(1)	Iridium Communications, Inc.	2,341,068	0.3
12,203	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	579,276	0.1
2,710	(1)	Liberty Broadband Corp. - Series C	468,017	0.0
90,876	(1)	Liberty Global PLC - Class A	2,708,105	0.3
14,274	(1)	NetFlix, Inc.	8,711,993	1.0
74,501		News Corp - Class A	1,753,009	0.2
3,332		Nexstar Media Group, Inc.	506,331	0.1
1,919	(1)	Roku, Inc.	601,319	0.1
7,679		Verizon Communications, Inc.	414,743	0.0
39,461		ViacomCBS, Inc. - Class B	1,559,104	0.2
12,325	(1)	Walt Disney Co.	2,085,020	0.2
12,619	(1)	Yelp, Inc.	469,932	0.1
			101,965,186	11.5

		Consumer Discretionary: 12.4%
11,665	(1)	Amazon.com, Inc.	38,319,992	4.3
20,027	(1)	Autonation, Inc.	2,438,487	0.3
22,187		BorgWarner, Inc.	958,700	0.1
23,522	(1)	Boyd Gaming Corp.	1,488,002	0.2
14,798	(1)	Carmax, Inc.	1,893,552	0.2
3,563	(1)	Carvana Co.	1,074,387	0.1
5,375	(1)	CROCS, Inc.	771,205	0.1
21,454		Dana, Inc.	477,137	0.0
8,785	(1)	Deckers Outdoor Corp.	3,164,357	0.4
7,208		Dick's Sporting Goods, Inc.	863,302	0.1
3,903	(1)	Fox Factory Holding Corp.	564,140	0.1
4,135		Garmin Ltd.	642,827	0.1
52,786		Gentex Corp.	1,740,882	0.2
3,415	(1)	Hilton Worldwide Holdings, Inc.	451,156	0.0
14,801		Home Depot, Inc.	4,858,576	0.5
33,513		Lennar Corp. - Class A	3,139,498	0.3
4,031		Lithia Motors, Inc.	1,277,988	0.1
65,975	(1)	LKQ Corp.	3,319,862	0.4
4,898		Lowe's Cos, Inc.	993,608	0.1
31,595		McDonald's Corp.	7,617,870	0.9
12,842		Nike, Inc. - Class B	1,865,044	0.2
223	(1)	NVR, Inc.	1,069,080	0.1
4,662	(1)	O'Reilly Automotive, Inc.	2,848,762	0.3
13,689		Pulte Group, Inc.	628,599	0.1
5,879	(1)	Scientific Games Corp.	488,369	0.1
20,134		Starbucks Corp.	2,220,982	0.2
15,494		Target Corp.	3,544,562	0.4
16,053	(1)	Taylor Morrison Home Corp.	413,846	0.0
17,594	(1)	Tesla, Inc.	13,643,795	1.5
80,533	(1)	Tri Pointe Homes, Inc.	1,692,804	0.2
4,189	(1)	Ulta Beauty, Inc.	1,511,894	0.2
7,318	(1)	YETI Holdings, Inc.	627,079	0.1
33,454		Yum! Brands, Inc.	4,091,759	0.5
			110,702,103	12.4

		Consumer Staples: 5.7%
34,899	(2)	Albertsons Cos, Inc.	1,086,406	0.1
116,837		Altria Group, Inc.	5,318,420	0.6
31,913		Coca-Cola Co.	1,674,475	0.2
18,090		Costco Wholesale Corp.	8,128,742	0.9
9,903		Energizer Holdings, Inc.	386,712	0.1
15,740		Estee Lauder Cos., Inc.	4,720,898	0.5
20,748	(1)	Herbalife Nutrition Ltd.	879,300	0.1
75,081		Mondelez International, Inc.	4,368,213	0.5
33,366	(1)	Monster Beverage Corp.	2,963,902	0.3
70,904		PepsiCo, Inc.	10,664,671	1.2
81,029		Philip Morris International, Inc.	7,680,739	0.9
17,463		Procter & Gamble Co.	2,441,327	0.3
			50,313,805	5.7

		Energy: 2.9%
48,368		APA Corp.	1,036,526	0.1
5,046		Chevron Corp.	511,917	0.1
72,660		ConocoPhillips	4,924,168	0.6
9,188		EOG Resources, Inc.	737,521	0.1
83,215		Equitrans Midstream Corp.	843,800	0.1
60,459		Exxon Mobil Corp.	3,556,198	0.4
136,233		Halliburton Co.	2,945,358	0.3
57,596		Marathon Petroleum Corp.	3,560,009	0.4
25,409		Phillips 66	1,779,392	0.2
12,891		Pioneer Natural Resources Co.	2,146,480	0.2
58,007		Targa Resources Corp.	2,854,525	0.3
36,641		World Fuel Services Corp.	1,231,870	0.1
			26,127,764	2.9

		Financials: 11.8%
16,087		Allstate Corp.	2,048,036	0.2
41,810		Ally Financial, Inc.	2,134,400	0.2
14,020		Ameriprise Financial, Inc.	3,702,962	0.4
148,551		Annaly Capital Management, Inc.	1,250,799	0.2
7,150		Aon PLC	2,043,255	0.2
46,105		Bank of America Corp.	1,957,157	0.2
66,406	(1)	Berkshire Hathaway, Inc. – Class B	18,124,854	2.0
8,672		Blackrock, Inc.	7,272,860	0.8
7,408		Capital One Financial Corp.	1,199,874	0.1
78,388		Citigroup, Inc.	5,501,270	0.6
97,466		CNO Financial Group, Inc.	2,294,350	0.3
33,338		First American Financial Corp.	2,235,313	0.3

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
17,147		Hanover Insurance Group, Inc.	$2,222,594	0.3
109,797		JPMorgan Chase & Co.	17,972,671	2.0
9,974		LPL Financial Holdings, Inc.	1,563,524	0.2
4,144		MSCI, Inc. - Class A	2,520,961	0.3
99,457		Old Republic International Corp.	2,300,440	0.3
180,334		Regions Financial Corp.	3,842,918	0.4
17,247		S&P Global, Inc.	7,328,078	0.8
27,054		Stifel Financial Corp.	1,838,590	0.2
83,545		Synchrony Financial	4,083,680	0.5
11,805		Tradeweb Markets, Inc.	953,608	0.1
25,874		Unum Group	648,402	0.1
16,021		US Bancorp	952,288	0.1
191,583		Wells Fargo & Co.	8,891,367	1.0
			104,884,251	11.8

		Health Care: 12.7%
37,600		Abbott Laboratories	4,441,688	0.5
8,952		AbbVie, Inc.	965,652	0.1
34,477		Agilent Technologies, Inc.	5,431,162	0.6
4,448	(1)	Align Technology, Inc.	2,959,833	0.3
17,030		Anthem, Inc.	6,348,784	0.7
6,289		Becton Dickinson & Co.	1,545,962	0.2
106,755		Bristol-Myers Squibb Co.	6,316,693	0.7
9,814	(1)	Centene Corp.	611,510	0.1
17,601		Cigna Corp.	3,523,016	0.4
15,025		CVS Health Corp.	1,275,022	0.1
1,168	(1)	DexCom, Inc.	638,732	0.1
36,118	(1)	Edwards Lifesciences Corp.	4,088,919	0.4
4,734		Eli Lilly & Co.	1,093,791	0.1
8,448		Humana, Inc.	3,287,539	0.4
39,013	(1)	Incyte Corp., Ltd.	2,683,314	0.3
7,483	(1)	Jazz Pharmaceuticals PLC	974,361	0.1
75,827		Johnson & Johnson	12,246,061	1.4
8,218		McKesson Corp.	1,638,505	0.2
77,908		Medtronic PLC	9,765,768	1.1
130,615		Merck & Co., Inc.	9,810,493	1.1
5,998	(1)	Quidel Corp.	846,618	0.1
6,171	(1)	Regeneron Pharmaceuticals, Inc.	3,734,566	0.4
16,588		Thermo Fisher Scientific, Inc.	9,477,222	1.1
33,000		UnitedHealth Group, Inc.	12,894,420	1.4
18,549	(1)	Vertex Pharmaceuticals, Inc.	3,364,603	0.4
16,974		Zoetis, Inc.	3,295,332	0.4
			113,259,566	12.7

		Industrials: 8.3%
12,712		Acuity Brands, Inc.	2,203,879	0.2
4,504		AGCO Corp.	551,875	0.1
17,190		Allegion Public Ltd.	2,272,174	0.2
49,963		Allison Transmission Holdings, Inc.	1,764,693	0.2
29,332		Ametek, Inc.	3,637,461	0.4
9,196		AO Smith Corp.	561,600	0.1
5,100	(1)	ASGN, Inc.	577,014	0.1
5,072		Carlisle Cos., Inc.	1,008,263	0.1
4,864	(1)	Clean Harbors, Inc.	505,224	0.0
44,157	(1)	Copart, Inc.	6,125,459	0.7
31,410	(1)	CoStar Group, Inc.	2,703,145	0.3
12,199		Crane Co.	1,156,587	0.1
21,834		Deere & Co.	7,315,918	0.8
11,071		Eaton Corp. PLC	1,653,011	0.2
5,539		EMCOR Group, Inc.	639,090	0.1
21,394		Emerson Electric Co.	2,015,315	0.2
8,123		EnerSys	604,676	0.1
19,113		FedEx Corp.	4,191,290	0.5
51,814		Fortive Corp.	3,656,514	0.4
17,263		Fortune Brands Home & Security, Inc.	1,543,657	0.2
2,402	(1)	Generac Holdings, Inc.	981,625	0.1
3,347		Heico Corp. - HEI	441,369	0.0
10,830		ITT, Inc.	929,647	0.1
40,600		Johnson Controls International plc	2,764,048	0.3
19,331		KBR, Inc.	761,641	0.1
25,010		Knight-Swift Transportation Holdings, Inc.	1,279,262	0.1
18,885		Masco Corp.	1,049,062	0.1
4,251		Old Dominion Freight Line	1,215,701	0.1
13,391		Owens Corning, Inc.	1,144,931	0.1
2,790		Parker Hannifin Corp.	780,140	0.1
9,694		Pentair PLC	704,075	0.1
10,173		Regal Beloit Corp.	1,529,409	0.2
10,219		Rockwell Automation, Inc.	3,004,795	0.3
9,275		Roper Technologies, Inc.	4,137,856	0.5
29,064		Ryder System, Inc.	2,403,883	0.3
17,707		Terex Corp.	745,465	0.1
18,899		Union Pacific Corp.	3,704,393	0.4
1,455	(1)	United Rentals, Inc.	510,603	0.1
7,597		Verisk Analytics, Inc.	1,521,451	0.2
			74,296,201	8.3

		Information Technology: 26.8%
17,450		Accenture PLC	5,582,604	0.6
11,543	(1)	Adobe, Inc.	6,645,536	0.7
19,625	(1)	Akamai Technologies, Inc.	2,052,579	0.2
41,523		Amdocs Ltd.	3,143,706	0.3
345,543		Apple, Inc.	48,894,334	5.5
46,455		Applied Materials, Inc.	5,980,152	0.7
16,751	(1)	Arrow Electronics, Inc.	1,880,970	0.2
77,278		Avnet, Inc.	2,856,968	0.3
10,299	(1)	Cadence Design Systems, Inc.	1,559,681	0.2
182,727		Cisco Systems, Inc.	9,945,831	1.1
35,504	(1)	Commvault Systems, Inc.	2,673,806	0.3
11,785	(1)	Datadog, Inc.	1,665,810	0.2
95,940	(1)	Dropbox, Inc.	2,803,367	0.3
13,990	(1)	DXC Technology Co.	470,204	0.0
4,431	(1)	EPAM Systems, Inc.	2,527,797	0.3
7,463	(1)	F5 Networks, Inc.	1,483,495	0.2
71,458		Genpact Ltd.	3,394,970	0.4
13,499	(1)	GoDaddy, Inc.	940,880	0.1
2,236	(1)	HubSpot, Inc.	1,511,737	0.2
84,024		Intel Corp.	4,476,799	0.5
11,004		Jabil, Inc.	642,303	0.1

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
20,187	(1)	Jamf Holding Corp.	$777,603	0.1
10,398		KLA Corp.	3,478,235	0.4
8,399		Lam Research Corp.	4,780,291	0.5
5,783		Mastercard, Inc. - Class A	2,010,633	0.2
204,993		Microsoft Corp.	57,791,627	6.5
1,565		Monolithic Power Systems, Inc.	758,524	0.1
24,906		National Instruments Corp.	977,062	0.1
16,422		NetApp, Inc.	1,474,039	0.2
40,580		Nvidia Corp.	8,406,553	0.9
5,451	(1)	Palo Alto Networks, Inc.	2,611,029	0.3
30,612	(1)	PayPal Holdings, Inc.	7,965,548	0.9
134,843	(1)	Pure Storage, Inc. - Class A	3,392,650	0.4
46,754		Qualcomm, Inc.	6,030,331	0.7
6,383	(1)	Qualys, Inc.	710,364	0.1
10,716	(1)	Salesforce.com, Inc.	2,906,393	0.3
8,612	(1)	ServiceNow, Inc.	5,358,989	0.6
17,652		SYNNEX Corp.	1,837,573	0.2
8,932	(1)	Synopsys, Inc.	2,674,330	0.3
21,787		Teradyne, Inc.	2,378,487	0.3
13,352		Texas Instruments, Inc.	2,566,388	0.3
16,047		Visa, Inc. - Class A	3,574,469	0.4
85,598		Vishay Intertechnology, Inc.	1,719,664	0.2
13,323	(1),(2)	VMware, Inc.	1,981,130	0.2
1,891	(1)	Workday, Inc.	472,542	0.1
5,547		Xilinx, Inc.	837,542	0.1
			238,605,525	26.8

		Materials: 2.2%
104,507	(1)	Axalta Coating Systems Ltd.	3,050,559	0.3
31,808		Cabot Corp.	1,594,217	0.2
20,077		Commercial Metals Co.	611,545	0.1
30,555		Dow, Inc.	1,758,746	0.2
4,269		Eastman Chemical Co.	430,059	0.0
24,593		FMC Corp.	2,251,735	0.3
89,245		Huntsman Corp.	2,640,760	0.3
13,990		International Paper Co.	782,321	0.1
28,076		Louisiana-Pacific Corp.	1,723,024	0.2
20,965		PPG Industries, Inc.	2,998,205	0.3
18,756		Royal Gold, Inc.	1,791,010	0.2
			19,632,181	2.2

		Real Estate: 2.6%
9,866		Apartment Income REIT Corp.	481,560	0.0
44,574		Brixmor Property Group, Inc.	985,531	0.1
30,457		Corporate Office Properties Trust SBI MD	821,730	0.1
3,011		Equinix, Inc.	2,379,081	0.3
26,415		First Industrial Realty Trust, Inc.	1,375,693	0.2
86,679		Gaming and Leisure Properties, Inc.	4,014,971	0.4
26,057		Highwoods Properties, Inc.	1,142,860	0.1
108,419		Invitation Homes, Inc.	4,155,700	0.5
5,100		Life Storage, Inc.	585,174	0.1
29,684		Omega Healthcare Investors, Inc.	889,333	0.1
39,143		PotlatchDeltic Corp.	2,018,996	0.2
27,652		Spirit Realty Capital, Inc.	1,273,098	0.1
93,907		Weyerhaeuser Co.	3,340,272	0.4
			23,463,999	2.6

		Utilities: 2.7%
11,699		American Water Works Co., Inc.	1,977,599	0.2
22,755		Black Hills Corp.	1,428,104	0.2
11,666		Brookfield Renewable Corp.	452,757	0.1
38,619		Entergy Corp.	3,835,253	0.4
76,154		Evergy, Inc.	4,736,779	0.5
14,073		MDU Resources Group, Inc.	417,546	0.0
41,448		National Fuel Gas Co.	2,176,849	0.2
41,919		NextEra Energy, Inc.	3,291,480	0.4
45,977		Public Service Enterprise Group, Inc.	2,799,999	0.3
3,579		Sempra Energy	452,744	0.1
56,249		UGI Corp.	2,397,332	0.3
			23,966,442	2.7

	Total Common Stock
	(Cost $627,760,566)		887,217,023	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreements: 0.2%
1,000,000	(3)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/31-07/01/60)	1,000,000	0.1
114,368	(3)	Bank of Montreal, Repurchase Agreement dated 09/30/21, 0.03%, due 10/01/21 (Repurchase Amount $114,368, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $116,655, due 11/04/21-08/15/50)	114,368	0.0

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	$1,000,000	0.1

	Total Repurchase Agreements
	(Cost $2,114,368)	2,114,368	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
3,438,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $3,438,000)	3,438,000	0.4

	Total Short-Term Investments
	(Cost $5,552,368)	5,552,368	0.6

	Total Investments in Securities (Cost $633,312,934)	$892,769,391	100.2
	Liabilities in Excess of Other Assets	(1,797,527)	(0.2)
	Net Assets	$890,971,864	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$887,217,023	$–	$–	$887,217,023
Short-Term Investments	3,438,000	2,114,368	–	5,552,368
Total Investments, at fair value	$890,655,023	$2,114,368	$–	$892,769,391
Liabilities Table
Other Financial Instruments+
Futures	$(71,352)	$–	$–	$(71,352)
Total Liabilities	$(71,352)	$–	$–	$(71,352)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	9	12/17/21	$1,933,988	$(71,352)
			$1,933,988	$(71,352)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $635,025,157.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$269,764,585
Gross Unrealized Depreciation	(12,091,703)
Net Unrealized Appreciation	$257,672,882